Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory, Current

The Company’s inventories consist primarily of products to be sold to customers and packing materials as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Products	554,441	454,548	64,022
Packing materials and others	50,443	17,324	2,440
Total	604,884	471,872	66,462